Material Accounting Policies Information - Schedule of New and Revised IFRS (Details)	12 Months Ended
Dec. 31, 2024
IFRS 19 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS (Details) [Line Items]
Not applied accounting standards description	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027
IFRS 18 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS (Details) [Line Items]
Not applied accounting standards description	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
Annual Improvements of IFRS [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS (Details) [Line Items]
Not applied accounting standards description	Annual Improvements of IFRS Accounting Standards – Volume 11
Effective date	Jan. 01, 2026
IFRS 9 and IFRS 7 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS (Details) [Line Items]
Not applied accounting standards description	Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026
IAS 21 Lack of Exchangeability [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS (Details) [Line Items]
Not applied accounting standards description	Amendment to IAS 21 Lack of Exchangeability
Effective date	Jan. 01, 2025